Financial risk management - Disclosure Of Detailed Information About Foreign Exchange Risk Position Of Group (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Assets
Cash and due from banks	S/ 11,128,875	S/ 8,380,411
Inter-bank funds	85,006	495,037
Financial investments	19,072,718	17,629,445
Loans, net	37,136,853	32,960,917
Due from customers on acceptances	139,685	132,961
Other accounts receivable and other assets, net	851,206	1,292,035
Total assets	68,414,343	60,890,806
Liabilities
Deposits and obligations	38,093,224	33,681,950
Inter-bank funds	169,138
Due to banks and correspondents	3,979,637	4,293,361
Bonds, notes and other obligations	6,890,290	6,496,778
Due from customers on acceptances	139,685	132,961
Insurance contract liabilities	11,338,810	10,300,468
Other accounts payable, provisions and other liabilities	1,856,548	1,521,760
Total liabilities	62,467,332	56,427,278
Forwards position, net	5,947,011	4,463,528
Currency swaps position, net	5,947,011	4,463,528
Cross currency swaps position, net	5,947,011	4,463,528
Options position, net	5,947,011	4,463,528
Monetary position, net	5,947,011	4,463,528
USD
Assets
Cash and due from banks	9,386,504	6,802,749
Financial investments	6,948,954	7,670,084
Loans, net	10,919,233	10,048,173
Due from customers on acceptances	128,397	112,653
Other accounts receivable and other assets, net	245,402	154,643
Total assets	27,628,490	24,788,302
Liabilities
Deposits and obligations	13,840,447	13,584,983
Inter-bank funds	149,137
Due to banks and correspondents	830,122	1,046,545
Bonds, notes and other obligations	5,857,206	6,110,077
Due from customers on acceptances	128,397	112,653
Insurance contract liabilities	4,234,217	4,072,811
Other accounts payable, provisions and other liabilities	414,604	215,093
Total liabilities	25,454,130	25,142,162
Forwards position, net	1,358,435	681,164
Currency swaps position, net	1,358,435	681,164
Cross currency swaps position, net	1,358,435	681,164
Options position, net	1,358,435	681,164
Monetary position, net	1,358,435	681,164
PEN
Assets
Cash and due from banks	1,311,291	1,224,791
Inter-bank funds	85,006	495,037
Financial investments	12,111,165	9,941,459
Loans, net	26,217,620	22,912,744
Other accounts receivable and other assets, net	604,456	1,102,800
Total assets	40,329,538	35,676,831
Liabilities
Deposits and obligations	23,888,049	19,807,644
Inter-bank funds	20,001
Due to banks and correspondents	3,149,515	3,246,816
Bonds, notes and other obligations	1,033,084	386,701
Insurance contract liabilities	7,104,593	6,227,657
Other accounts payable, provisions and other liabilities	1,441,612	1,297,074
Total liabilities	36,636,854	30,965,892
Forwards position, net	4,567,393	3,732,581
Currency swaps position, net	4,567,393	3,732,581
Cross currency swaps position, net	4,567,393	3,732,581
Options position, net	4,567,393	3,732,581
Monetary position, net	4,567,393	3,732,581
Other Currencies [Member]
Assets
Cash and due from banks	431,080	352,871
Financial investments	12,599	17,902
Due from customers on acceptances	11,288	20,308
Other accounts receivable and other assets, net	1,348	34,592
Total assets	456,315	425,673
Liabilities
Deposits and obligations	364,728	289,323
Due from customers on acceptances	11,288	20,308
Other accounts payable, provisions and other liabilities	332	9,593
Total liabilities	376,348	319,224
Forwards position, net	21,183	49,783
Currency swaps position, net	21,183	49,783
Cross currency swaps position, net	21,183	49,783
Options position, net	21,183	49,783
Monetary position, net	21,183	49,783
Forward contract [member] | USD
Liabilities
Forwards position, net	(2,718,082)	(629,147)
Currency swaps position, net	(2,718,082)	(629,147)
Cross currency swaps position, net	(2,718,082)	(629,147)
Options position, net	(2,718,082)	(629,147)
Monetary position, net	(2,718,082)	(629,147)
Forward contract [member] | PEN
Liabilities
Forwards position, net	2,776,866	685,813
Currency swaps position, net	2,776,866	685,813
Cross currency swaps position, net	2,776,866	685,813
Options position, net	2,776,866	685,813
Monetary position, net	2,776,866	685,813
Forward contract [member] | Other Currencies [Member]
Liabilities
Forwards position, net	(58,784)	(56,666)
Currency swaps position, net	(58,784)	(56,666)
Cross currency swaps position, net	(58,784)	(56,666)
Options position, net	(58,784)	(56,666)
Monetary position, net	(58,784)	(56,666)
Currency swap contract [member] | USD
Liabilities
Forwards position, net	138,676	(59,991)
Currency swaps position, net	138,676	(59,991)
Cross currency swaps position, net	138,676	(59,991)
Options position, net	138,676	(59,991)
Monetary position, net	138,676	(59,991)
Currency swap contract [member] | PEN
Liabilities
Forwards position, net	(138,676)	59,991
Currency swaps position, net	(138,676)	59,991
Cross currency swaps position, net	(138,676)	59,991
Options position, net	(138,676)	59,991
Monetary position, net	(138,676)	59,991
Cross Currency Swap Contract [Member] | USD
Liabilities
Forwards position, net	1,763,518	1,724,081
Currency swaps position, net	1,763,518	1,724,081
Cross currency swaps position, net	1,763,518	1,724,081
Options position, net	1,763,518	1,724,081
Monetary position, net	1,763,518	1,724,081
Cross Currency Swap Contract [Member] | PEN
Liabilities
Forwards position, net	(1,763,518)	(1,724,081)
Currency swaps position, net	(1,763,518)	(1,724,081)
Cross currency swaps position, net	(1,763,518)	(1,724,081)
Options position, net	(1,763,518)	(1,724,081)
Monetary position, net	(1,763,518)	(1,724,081)
Option contract [member] | USD
Liabilities
Forwards position, net	(37)	81
Currency swaps position, net	(37)	81
Cross currency swaps position, net	(37)	81
Options position, net	(37)	81
Monetary position, net	(37)	81
Option contract [member] | PEN
Liabilities
Forwards position, net	37	(81)
Currency swaps position, net	37	(81)
Cross currency swaps position, net	37	(81)
Options position, net	37	(81)
Monetary position, net	S/ 37	S/ (81)